Deferred compensation plans - Activity Relating to SAR Plan B (Detail) - SAR Plan B [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Outstanding
Outstanding (number of shares), Beginning	100,389,000
Outstanding (number of shares), Granted	25,581,300
Outstanding (number of shares), Exercised	(32,620,800)
Outstanding (number of shares), Forfeited	(1,332,500)
Outstanding (number of shares), Expired	(40,800)
Outstanding (number of shares), Ending	91,976,200	100,389,000
Outstanding (number of shares), Exercisable, Ending	23,010,400
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 478
Weighted-average grant date fair value per share, Granted	759
Weighted-average grant date fair value per share, Exercised	503
Weighted-average grant date fair value per share, Forfeited	618
Weighted-average grant date fair value per share, Expired	1,611
Weighted-average grant date fair value per share, Ending	545	¥ 478
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 498
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	5 years 1 month	5 years 5 months
Weighted-average remaining life until expiry (years), Exercisable	3 years 2 months